Description of Business and Segmented Disclosures - Schedule of Assets by Segment (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reportable Segments [Line Items]
E&E Assets	$ 623	$ 787
PP&E	25,411	27,834	$ 28,698
ROU Assets	1,139	1,325	$ 893
Goodwill	2,272	2,272
Total Assets	32,770	35,713
Oil Sands [Member]
Disclosure Of Reportable Segments [Line Items]
E&E Assets	617	594
PP&E	19,748	20,924
ROU Assets	623	768
Goodwill	2,272	2,272
Total Assets	24,656	26,203
Conventional [Member]
Disclosure Of Reportable Segments [Line Items]
E&E Assets	6	193
PP&E	1,758	2,433
ROU Assets	3	3
Total Assets	1,953	2,754
Refining and Marketing [Member]
Disclosure Of Reportable Segments [Line Items]
PP&E	3,652	4,131
ROU Assets	79	77
Total Assets	4,951	5,688
Corporate and Eliminations [Member]
Disclosure Of Reportable Segments [Line Items]
PP&E	253	346
ROU Assets	434	477
Total Assets	$ 1,210	$ 1,068